 EX-2

Wells Fargo Commercial Mortgage Securities, Inc.

ABS-15G Explanatory Notes

1)      In connection with the preparation of this filing, we have gathered the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying all asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x)

2)      "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns c-f)

3)      Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For columns d-l)

4)     Includes only new demands received during the reporting period. (For columns g-i) In the event demands were received prior to the reporting period, but activity occurred with respect to one or more loans during the reporting period, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demands in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

5)      Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero. (For columns j-l)

6)      Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the last day of the reporting period. (For columns m-x)

7)      Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

8)      Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

9)      Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced and remains in the transaction. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

10)    Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G. (For columns v-x)

11)    Argentic Services Company, LP, as special servicer (the "Special Servicer"), submitted a repurchase request (a "15Ga 1 Notice" under the related pooling and servicing agreement) with respect to Mortgage Loan No. 19 (Euclid Apartments, 27181 Euclid Avenue, Euclid, Ohio), asserting that, at the time of sale, required property/liability insurance for the related property was not obtained and/or in place and that this resulted in breaches of certain representations and warranties (including insurance-related representations). In a letter dated March 16, 2026, LMF Commercial, LLC ("LMF"), as mortgage loan seller, acknowledged receipt of the repurchase request and advised that it is reviewing/investigating the allegations and intends to respond upon completion of its review; no determination has been made as of the date of this report.